SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Property, Plant and Equipment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment
Interest expense capitalized	$ 1,757,547	$ 2,825,879	$ 1,960,259
Buildings and plant [Member]
Property, plant and equipment
Estimated useful lives	30 years
Machinery and equipment [Member]
Property, plant and equipment
Estimated useful lives	15 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives	5 years
Motor vehicles [Member]
Property, plant and equipment
Estimated useful lives	6 years